Personnel expenses - Summary of total personnel expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel expenses [Line Items]
Pensions	kr (75)	kr (70)	kr (70)
Social insurance	(92)	(85)	(78)
Other personnel expenses	(23)	(24)	(17)
Total personnel expenses	(475)	(445)	(402)
Salaries and remuneration to the Board of Directors and the CEO
Personnel expenses [Line Items]
Salaries and remuneration	(11)	(9)	(8)
Salaries and remuneration to Senior Executives
Personnel expenses [Line Items]
Salaries and remuneration	(31)	(30)	(26)
Salaries and remuneration to other employees
Personnel expenses [Line Items]
Salaries and remuneration	kr (242)	kr (227)	kr (203)